INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	For the years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Income tax:
Current year	920	150	15
Underprovision in prior year	–	–	163
Deferred tax	–	(1)	–
Income tax expense	920	149	178

Schedule of income tax expense

	For the years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Income/(loss) before tax expenses:	5,535	1,235	(3,351)

Tax at the domestic income tax rate	941	210	(570)
Tax effect of expenses that are not deductible in determining taxable profit	12	21	142
Non-taxable incomes	(6)	(7)	*
Tax exemption	(26)	(15)	(15)
Tax losses claimed	–	–	473
Tax rebate	–	–	(15)
Capital allowances and rebate	(1)	(155)	–
Others	–	95	163
	920	149	178

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*	denotes amount less than US$1,000.